Schedule of Share Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 2,314,682	$ 1,295,423
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	964,926	635,824
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 1,349,756	$ 659,599